Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Related party transactions
Expenses allocated from RONG360	¥ 21,099	¥ 51,753	¥ 0
Material related party transactions
Initial working capital contributed by RONG360 immediately before the IPO			150,000
Material amount of due to or due from related parties
Amount due from related party				$ 1,017	¥ 7,082
Amount due to related party		(72,750)		$ (4,928)	(34,310)
Accounts receivable, amounts billed through RONG360		134,966			3,549
RONG360 Inc.
Material amount of due to or due from related parties
Amount due to related party		(61,048)			(24,345)
Accounts receivable, amounts billed through RONG360					3,549
RONG360 Inc. | Recommendation services for loans
Material related party transactions
Revenues from related party transactions	31,980	105,492
RONG360 Inc. | Advertising, marketing and other services
Material related party transactions
Revenues from related party transactions	6,858	13,405
RONG360 Inc. | Administrative expenses
Material related party transactions
Revenues from related party transactions	4,000	10,000
RONG360 Inc. | Collection handling services
Material related party transactions
Collection handling services provided by RONG360		(4,644)
RONG360 Inc. | Research and development expenses
Material related party transactions
Research and development expenses charged by RONG360 (d)	2,162
RONG360 Inc. | Predecessor
Related party transactions
Expenses allocated from RONG360			74,952
Material related party transactions
Initial working capital contributed by RONG360 immediately before the IPO			150,000
RONG360 Inc. | Predecessor | Recommendation services for loans
Material related party transactions
Revenues from related party transactions			102,997
RONG360 Inc. | Predecessor | Administrative expenses
Material related party transactions
Revenues from related party transactions			2,691
RONG360 Inc. | Predecessor | Collection handling services
Material related party transactions
Collection handling services provided by RONG360			¥ (1,564)
Related Party A
Material related party transactions
Sales and marketing expense charged by related party A	¥ (21,099)	(51,753)
Material amount of due to or due from related parties
Amount due to related party		(5,452)			(3,715)
Related party B
Material related party transactions
Business combination transaction with related party B		(6,250)
Material amount of due to or due from related parties
Amount due to related party		¥ (6,250)			(6,250)
Related Party C
Related party transactions
Percentage of preference shares owned	15.00%
Material amount of due to or due from related parties
Amount due from related party					¥ 7,082